March 16, 2016

VIA EDGAR

Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

Attention:         Office of Filings, Information & Consumer Services

Re:	Janus Detroit Street Trust (“Registrant”)

(File Nos. 333-207814 and 811-23112)

To the Commission:

As sub-administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 3 under the Investment Company Act of 1940, as amended, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose adding four additional series to the Registrant, namely, The Health and Fitness ETF, The Long Term Care ETF, The Obesity ETF and The Organics ETF (collectively, the “Funds”). The cover of the Prospectuses and the Statement of Additional Information for the Funds includes the disclosure pursuant to Rule 481(2) under the 1933 Act (“red herring” legend).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

Enclosures

cc:	Byron Hittle

Eric S. Purple